Quarterly Holdings Report
for
Fidelity® Mortgage Backed Securities Central Fund
November 30, 2021
MBSCEN-NPRT1-0122
1.841407.115
U.S. Government and Government Agency Obligations - 2.8%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 2.8%
U.S. Treasury Notes:
0.125% 7/31/22 (b)(c)(d)	34,100,000	34,099,772
0.875% 9/30/26	4,200,000	4,145,859
1.375% 11/15/31 (e)	18,923,000	18,807,688

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $57,016,337)		57,053,319

U.S. Government Agency - Mortgage Securities - 102.0%
	Principal Amount (a)	Value ($)
Fannie Mae - 30.5%
12 month U.S. LIBOR + 1.360% 1.615% 10/1/35 (f)(g)	32,288	33,618
12 month U.S. LIBOR + 1.440% 1.779% 4/1/37 (f)(g)	11,145	11,670
12 month U.S. LIBOR + 1.460% 1.859% 1/1/35 (f)(g)	60,631	63,368
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (f)(g)	5,577	5,825
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (f)(g)	19,567	20,531
12 month U.S. LIBOR + 1.550% 1.803% 5/1/44 (f)(g)	10,076	10,500
12 month U.S. LIBOR + 1.550% 1.928% 2/1/44 (f)(g)	6,284	6,550
12 month U.S. LIBOR + 1.560% 1.911% 2/1/44 (f)(g)	12,921	13,472
12 month U.S. LIBOR + 1.560% 1.94% 3/1/37 (f)(g)	59,599	62,661
12 month U.S. LIBOR + 1.570% 1.82% 5/1/44 (f)(g)	664	692
12 month U.S. LIBOR + 1.570% 1.954% 4/1/44 (f)(g)	31,400	32,760
12 month U.S. LIBOR + 1.580% 1.955% 1/1/44 (f)(g)	12,027	12,536
12 month U.S. LIBOR + 1.580% 1.955% 4/1/44 (f)(g)	8,553	8,926
12 month U.S. LIBOR + 1.620% 1.875% 5/1/35 (f)(g)	20,427	21,379
12 month U.S. LIBOR + 1.620% 1.927% 3/1/33 (f)(g)	80,152	83,589
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (f)(g)	7,316	7,681
12 month U.S. LIBOR + 1.630% 1.947% 11/1/36 (f)(g)	34,191	35,884
12 month U.S. LIBOR + 1.640% 1.896% 5/1/36 (f)(g)	23,882	25,106
12 month U.S. LIBOR + 1.640% 2.096% 6/1/47 (f)(g)	128,218	135,950
12 month U.S. LIBOR + 1.680% 1.994% 7/1/43 (f)(g)	187,164	196,440
12 month U.S. LIBOR + 1.700% 1.968% 6/1/42 (f)(g)	101,405	106,387
12 month U.S. LIBOR + 1.730% 1.988% 5/1/36 (f)(g)	30,451	32,123
12 month U.S. LIBOR + 1.730% 2.085% 3/1/40 (f)(g)	63,719	67,057
12 month U.S. LIBOR + 1.750% 2% 8/1/41 (f)(g)	22,426	23,663
12 month U.S. LIBOR + 1.750% 2.08% 7/1/35 (f)(g)	50,138	52,699
12 month U.S. LIBOR + 1.770% 2.137% 2/1/37 (f)(g)	230,760	243,285
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (f)(g)	85,694	90,290
12 month U.S. LIBOR + 1.800% 2.074% 12/1/40 (f)(g)	513,264	541,691
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (f)(g)	312,573	329,288
12 month U.S. LIBOR + 1.810% 2.068% 7/1/41 (f)(g)	89,286	94,474
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (f)(g)	35,347	37,399
12 month U.S. LIBOR + 1.810% 2.185% 12/1/39 (f)(g)	12,675	13,356
12 month U.S. LIBOR + 1.810% 2.193% 2/1/42 (f)(g)	169,626	179,127
12 month U.S. LIBOR + 1.820% 2.2% 2/1/35 (f)(g)	21,736	22,967
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (f)(g)	32,370	33,282
12 month U.S. LIBOR + 1.850% 2.229% 4/1/36 (f)(g)	149,862	158,895
12 month U.S. LIBOR + 1.890% 2.166% 8/1/35 (f)(g)	113,260	119,670
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (f)(g)	23,806	25,276
6 month U.S. LIBOR + 1.470% 1.6% 10/1/33 (f)(g)	955	991
6 month U.S. LIBOR + 1.500% 1.723% 1/1/35 (f)(g)	25,750	26,807
6 month U.S. LIBOR + 1.510% 1.691% 2/1/33 (f)(g)	2,118	2,198
6 month U.S. LIBOR + 1.530% 1.7% 12/1/34 (f)(g)	8,897	9,266
6 month U.S. LIBOR + 1.530% 1.737% 3/1/35 (f)(g)	10,791	11,249
6 month U.S. LIBOR + 1.550% 1.675% 9/1/33 (f)(g)	162,048	168,536
6 month U.S. LIBOR + 1.550% 1.675% 10/1/33 (f)(g)	3,503	3,643
6 month U.S. LIBOR + 1.560% 1.71% 7/1/35 (f)(g)	6,599	6,892
6 month U.S. LIBOR + 1.740% 1.99% 12/1/34 (f)(g)	725	759
6 month U.S. LIBOR + 1.960% 2.085% 9/1/35 (f)(g)	5,564	5,873
U.S. TREASURY 1 YEAR INDEX + 2.180% 2.287% 7/1/36 (f)(g)	17,300	18,068
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.333% 3/1/35 (f)(g)	6,730	7,114
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (f)(g)	18,654	19,628
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.41% 10/1/33 (f)(g)	15,319	16,102
U.S. TREASURY 1 YEAR INDEX + 2.460% 2.53% 7/1/34 (f)(g)	28,233	29,681
2% 7/1/50 to 11/1/51	102,683,177	103,033,321
2.5% 5/1/31 to 12/1/51	164,437,636	169,805,020
3% 12/1/28 to 11/1/51	169,224,857	177,926,018
3.25% 12/1/41	13,682	14,580
3.4% 7/1/42 to 9/1/42	154,757	165,364
3.5% 5/1/36 to 5/1/50	73,553,507	78,636,909
3.65% 5/1/42 to 8/1/42	81,924	88,867
3.9% 4/1/42	15,203	16,701
4% 3/1/36 to 4/1/49	50,539,645	54,674,510
4.025% 5/1/42	18,609	20,464
4.25% 11/1/41	43,252	47,264
4.5% to 4.5% 12/1/23 to 2/1/49	22,861,358	24,960,701
5% 1/1/22 to 2/1/49	7,343,512	8,183,590
5.237% 8/1/41 (f)	373,859	416,361
5.5% 3/1/22 to 8/1/25	36,102	37,206
6% to 6% 1/1/22 to 1/1/42	4,202,508	4,850,558
6.5% 2/1/22 to 4/1/37	3,188,244	3,681,879
6.623% 2/1/39 (f)	279,055	307,215
7% to 7% 4/1/23 to 7/1/37	187,511	214,566
7.5% to 7.5% 6/1/25 to 2/1/32	107,156	120,836
8% 8/1/29 to 3/1/37	4,654	5,595
8.5% 8/1/23	2	2
TOTAL FANNIE MAE		630,494,401
Freddie Mac - 18.8%
12 month U.S. LIBOR + 1.320% 1.7% 1/1/36 (f)(g)	52,552	54,692
12 month U.S. LIBOR + 1.370% 1.7% 3/1/36 (f)(g)	33,648	35,115
12 month U.S. LIBOR + 1.500% 1.839% 3/1/36 (f)(g)	25,296	26,520
12 month U.S. LIBOR + 1.600% 1.85% 7/1/35 (f)(g)	57,114	59,947
12 month U.S. LIBOR + 1.660% 2.04% 7/1/36 (f)(g)	110,822	116,546
12 month U.S. LIBOR + 1.750% 2% 7/1/41 (f)(g)	54,339	57,306
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (f)(g)	726,919	766,570
12 month U.S. LIBOR + 1.750% 2.068% 12/1/40 (f)(g)	230,893	243,144
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (f)(g)	18,127	19,132
12 month U.S. LIBOR + 1.860% 2.114% 4/1/36 (f)(g)	11,689	12,390
12 month U.S. LIBOR + 1.880% 2.13% 4/1/41 (f)(g)	13,927	14,748
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (f)(g)	51,239	54,036
12 month U.S. LIBOR + 1.880% 2.13% 10/1/41 (f)(g)	373,484	393,908
12 month U.S. LIBOR + 1.900% 2.174% 10/1/42 (f)(g)	287,871	304,263
12 month U.S. LIBOR + 1.910% 2.16% 5/1/41 (f)(g)	101,800	107,885
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (f)(g)	135,596	143,693
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (f)(g)	35,494	37,614
12 month U.S. LIBOR + 1.910% 2.197% 5/1/41 (f)(g)	98,747	104,708
12 month U.S. LIBOR + 2.020% 2.32% 4/1/38 (f)(g)	18,345	19,354
12 month U.S. LIBOR + 2.030% 2.296% 3/1/33 (f)(g)	669	700
12 month U.S. LIBOR + 2.040% 2.295% 7/1/36 (f)(g)	110,262	116,559
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (f)(g)	22,861	24,201
6 month U.S. LIBOR + 1.120% 1.325% 8/1/37 (f)(g)	12,711	13,073
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (f)(g)	1,089	1,139
6 month U.S. LIBOR + 1.660% 1.79% 1/1/37 (f)(g)	26,754	27,999
6 month U.S. LIBOR + 1.660% 1.915% 7/1/35 (f)(g)	19,594	20,467
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (f)(g)	26,292	27,617
6 month U.S. LIBOR + 1.840% 1.97% 2/1/37 (f)(g)	15,689	16,516
6 month U.S. LIBOR + 1.880% 2.021% 10/1/36 (f)(g)	262,840	275,889
6 month U.S. LIBOR + 1.990% 2.152% 10/1/35 (f)(g)	100,871	106,095
6 month U.S. LIBOR + 2.010% 2.135% 5/1/37 (f)(g)	31,161	32,799
6 month U.S. LIBOR + 2.010% 2.135% 5/1/37 (f)(g)	44,240	46,566
6 month U.S. LIBOR + 2.020% 2.245% 6/1/37 (f)(g)	51,528	54,268
6 month U.S. LIBOR + 2.680% 2.812% 10/1/35 (f)(g)	26,409	27,926
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.158% 6/1/33 (f)(g)	187,395	196,925
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.355% 4/1/34 (f)(g)	47,295	49,959
U.S. TREASURY 1 YEAR INDEX + 2.260% 2.387% 6/1/33 (f)(g)	49,630	52,065
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.515% 3/1/35 (f)(g)	95,303	100,464
U.S. TREASURY 1 YEAR INDEX + 2.540% 2.598% 7/1/35 (f)(g)	128,564	135,804
1.5% 12/1/50	45,857	44,493
2% 6/1/50 to 11/1/51	96,789,568	97,217,096
2.5% 5/1/30 to 12/1/51	83,246,681	85,841,033
3% 6/1/31 to 6/1/50	63,057,919	66,399,181
3.5% 3/1/32 to 1/1/50	57,639,980	61,665,499
3.5% 8/1/47	3,902,141	4,165,285
4% 1/1/36 to 2/1/50	45,894,682	49,751,560
4% 4/1/48	11,740	12,603
4.5% 6/1/25 to 10/1/48	13,919,992	15,252,699
5% 8/1/33 to 7/1/41	3,963,184	4,454,694
5.5% 6/1/22	1,431	1,442
6% 12/1/21 to 12/1/37	534,244	594,956
6.5% 12/1/21 to 9/1/39	629,966	736,439
7% 3/1/26 to 9/1/36	176,438	204,247
7.5% 6/1/26 to 11/1/31	6,101	7,042
8% 7/1/24 to 4/1/32	5,381	6,129
8.5% 12/1/22 to 9/1/29	4,825	5,390
TOTAL FREDDIE MAC		390,258,390
Ginnie Mae - 22.4%
3.5% 9/20/40 to 5/20/50	45,228,769	48,357,543
4% 7/15/39 to 6/20/49	52,594,189	56,491,610
4.5% 6/20/33 to 8/15/41	9,974,043	11,021,193
5% 12/15/32 to 4/20/48	6,360,783	7,074,882
5.5% 6/15/33 to 9/15/39	366,827	416,879
6% to 6% 10/15/30 to 5/15/40	3,028,428	3,473,568
7% to 7% 11/15/22 to 3/15/33	287,366	326,176
7.5% to 7.5% 2/15/22 to 9/15/31	95,337	105,179
8% 3/15/22 to 11/15/29	23,698	25,415
8.5% 11/15/27 to 1/15/31	3,864	4,454
9% 1/15/23	27	28
2% 12/1/51 (h)	18,100,000	18,331,316
2% 12/1/51 (h)	19,050,000	19,293,457
2% 12/1/51 (h)	21,750,000	22,027,963
2% 12/1/51 (h)	15,250,000	15,444,893
2% 12/1/51 (h)	10,850,000	10,988,662
2% 12/1/51 (h)	7,300,000	7,393,293
2% 12/1/51 (h)	6,550,000	6,633,708
2.5% 4/20/51 to 7/20/51	13,726,282	14,112,684
2.5% 12/1/51 (h)	29,700,000	30,512,622
2.5% 12/1/51 (h)	15,350,000	15,769,991
2.5% 12/1/51 (h)	13,300,000	13,663,901
2.5% 12/1/51 (h)	10,050,000	10,324,978
2.5% 12/1/51 (h)	8,075,000	8,295,940
3% 5/15/42 to 6/20/51	59,737,307	62,076,479
3% 12/1/51 (h)	11,600,000	12,021,297
3% 12/1/51 (h)	6,500,000	6,736,072
3% 12/1/51 (h)	5,950,000	6,166,096
3.5% 12/1/51 (h)	6,100,000	6,370,427
3.5% 12/1/51 (h)	3,700,000	3,864,030
3.5% 12/1/51 (h)	6,150,000	6,422,644
3.5% 12/1/51 (h)	1,200,000	1,253,199
3.5% 12/1/51 (h)	1,250,000	1,305,415
3.5% 12/1/51 (h)	3,700,000	3,864,030
3.5% 12/1/51 (h)	2,450,000	2,558,614
3.5% 12/1/51 (h)	2,400,000	2,506,398
3.5% 12/1/51 (h)	1,250,000	1,305,415
3.5% 12/1/51 (h)	2,450,000	2,558,614
3.5% 12/1/51 (h)	1,825,000	1,905,906
3.5% 12/1/51 (h)	2,175,000	2,271,423
3.5% 12/1/51 (h)	3,400,000	3,550,730
3.5% 1/1/52 (h)	3,750,000	3,912,144
3.5% 1/1/52 (h)	3,650,000	3,807,821
3.5% 1/1/52 (h)	3,700,000	3,859,982
3.5% 1/1/52 (h)	4,650,000	4,851,059
4.7% 2/20/62 (f)(i)	63,240	63,210
5.47% 8/20/59 (f)(i)	1,737	1,746
6.5% 3/20/31 to 6/15/37	99,997	115,308
TOTAL GINNIE MAE		463,438,394
Uniform Mortgage Backed Securities - 30.3%
1.5% 12/1/51 (h)	24,750,000	23,933,089
1.5% 12/1/51 (h)	17,100,000	16,535,589
1.5% 12/1/51 (h)	12,200,000	11,797,321
1.5% 12/1/51 (h)	9,500,000	9,186,438
1.5% 12/1/51 (h)	3,300,000	3,191,079
1.5% 12/1/51 (h)	3,200,000	3,094,379
2% 12/1/36 (h)	8,700,000	8,921,001
2% 12/1/51 (h)	30,500,000	30,527,581
2% 12/1/51 (h)	30,750,000	30,777,807
2% 12/1/51 (h)	30,400,000	30,427,491
2% 12/1/51 (h)	45,650,000	45,691,281
2% 12/1/51 (h)	39,900,000	39,936,082
2% 12/1/51 (h)	25,300,000	25,322,879
2% 12/1/51 (h)	14,300,000	14,312,931
2% 12/1/51 (h)	30,650,000	30,677,717
2% 12/1/51 (h)	30,500,000	30,527,581
2% 12/1/51 (h)	50,000	50,045
2% 12/1/51 (h)	3,300,000	3,302,984
2% 12/1/51 (h)	2,200,000	2,201,989
2% 12/1/51 (h)	2,600,000	2,602,351
2% 1/1/52 (h)	30,550,000	30,517,959
2% 1/1/52 (h)	30,650,000	30,617,854
2.5% 12/1/51 (h)	23,450,000	24,036,250
2.5% 12/1/51 (h)	21,700,000	22,242,500
2.5% 12/1/51 (h)	14,600,000	14,965,000
2.5% 12/1/51 (h)	38,700,000	39,667,500
2.5% 12/1/51 (h)	14,250,000	14,606,250
2.5% 12/1/51 (h)	9,550,000	9,788,750
2.5% 12/1/51 (h)	6,500,000	6,662,500
2.5% 12/1/51 (h)	8,850,000	9,071,250
2.5% 12/1/51 (h)	350,000	358,750
2.5% 12/1/51 (h)	7,300,000	7,482,500
2.5% 12/1/51 (h)	5,600,000	5,740,000
2.5% 12/1/51 (h)	9,700,000	9,942,500
2.5% 1/1/52 (h)	15,700,000	16,053,250
3% 12/1/51 (h)	2,150,000	2,232,137
3% 12/1/51 (h)	3,700,000	3,841,351
3% 12/1/51 (h)	1,550,000	1,609,215
3% 12/1/51 (h)	2,150,000	2,232,137
3.5% 12/1/51 (h)	10,900,000	11,459,051
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		626,144,319
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,095,500,820)		2,110,335,504

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 0.2216% 6/28/25 (f)(g)(j)	2,805,053	2,801,223
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.078% 5/25/29 (f)(g)	268,504	268,686
TOTAL ASSET-BACKED SECURITIES (Cost $3,060,485)		3,069,909

Collateralized Mortgage Obligations - 14.6%
	Principal Amount (a)	Value ($)
U.S. Government Agency - 14.6%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 1.15% 4/25/24 (f)(g)	70,341	70,089
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.072% 8/25/31 (f)(g)	33,564	34,243
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.892% 2/25/32 (f)(g)	3,682	3,748
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.0889% 3/18/32 (f)(g)	6,753	6,896
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.092% 4/25/32 (f)(g)	14,854	15,218
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.092% 10/25/32 (f)(g)	10,082	10,305
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.842% 1/25/32 (f)(g)	3,568	3,625
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 0.542% 11/25/32 (f)(g)	266,346	267,469
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 1.092% 11/25/32 (f)(g)	14,548	14,904
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 8.008% 12/25/33 (f)(k)(l)	129,722	31,533
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.588% 11/25/36 (f)(k)(l)	93,267	17,692
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.022% 6/25/36 (f)(g)	2,747,570	2,807,323
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	570	583
Series 1993-207 Class H, 6.5% 11/25/23	18,116	18,697
Series 1996-28 Class PK, 6.5% 7/25/25	7,278	7,533
Series 1999-17 Class PG, 6% 4/25/29	44,046	48,359
Series 1999-32 Class PL, 6% 7/25/29	50,205	55,306
Series 1999-33 Class PK, 6% 7/25/29	35,233	38,845
Series 2001-52 Class YZ, 6.5% 10/25/31	6,147	6,808
Series 2003-28 Class KG, 5.5% 4/25/23	22,989	23,565
Series 2003-70 Class BJ, 5% 7/25/33	224,454	239,202
Series 2005-102 Class CO 11/25/35 (m)	28,055	25,839
Series 2005-64 Class PX, 5.5% 6/25/35	374,263	396,410
Series 2005-68 Class CZ, 5.5% 8/25/35	3,054,858	3,428,321
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.3108% 8/25/35 (f)(l)	6,159	8,017
Series 2005-81 Class PC, 5.5% 9/25/35	78,156	87,267
Series 2006-12 Class BO 10/25/35 (m)	112,411	103,726
Series 2006-15 Class OP 3/25/36 (m)	128,622	117,373
Series 2006-37 Class OW 5/25/36 (m)	14,519	12,996
Series 2006-45 Class OP 6/25/36 (m)	40,198	35,978
Series 2006-62 Class KP 4/25/36 (m)	65,712	60,184
Series 2010-118 Class PB, 4.5% 10/25/40	2,222,218	2,445,999
Series 2012-149:
Class DA, 1.75% 1/25/43	771,305	778,540
Class GA, 1.75% 6/25/42	836,640	845,953
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	9,432	10,336
Series 1999-25 Class Z, 6% 6/25/29	40,323	43,628
Series 2001-20 Class Z, 6% 5/25/31	48,485	53,747
Series 2001-31 Class ZC, 6.5% 7/25/31	25,231	27,595
Series 2002-16 Class ZD, 6.5% 4/25/32	16,315	18,112
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.458% 11/25/32 (f)(k)(l)	55,502	6,391
Series 2003-117 Class MD, 5% 12/25/23	174,302	179,962
Series 2004-52 Class KZ, 5.5% 7/25/34	1,062,074	1,153,683
Series 2004-91 Class Z, 5% 12/25/34	2,370,503	2,528,250
Series 2005-117 Class JN, 4.5% 1/25/36	306,381	329,430
Series 2005-14 Class ZB, 5% 3/25/35	745,812	795,296
Series 2006-72 Class CY, 6% 8/25/26	430,112	461,908
Series 2009-59 Class HB, 5% 8/25/39	1,263,944	1,404,493
Series 2012-67 Class AI, 4.5% 7/25/27 (k)	87,037	4,550
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.548% 12/25/36 (f)(k)(l)	62,742	14,737
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.348% 5/25/37 (f)(k)(l)	34,147	7,376
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.5396% 9/25/23 (f)(l)	933	1,034
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 8.008% 3/25/33 (f)(k)(l)	8,085	1,785
Series 2005-72 Class ZC, 5.5% 8/25/35	533,810	593,524
Series 2005-79 Class ZC, 5.9% 9/25/35	284,756	322,273
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 40.068% 6/25/37 (f)(l)	29,472	58,759
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 39.048% 7/25/37 (f)(l)	44,692	89,184
Class SB, 39.600% - 1 month U.S. LIBOR 39.048% 7/25/37 (f)(l)	16,537	28,754
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.258% 3/25/38 (f)(k)(l)	221,208	43,169
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.958% 12/25/40 (f)(k)(l)	222,692	39,023
Class ZA, 4.5% 12/25/40	93,989	105,305
Series 2010-139 Class NI, 4.5% 2/25/40 (k)	851,995	36,956
Series 2010-150 Class ZC, 4.75% 1/25/41	953,145	1,073,736
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.012% 3/25/36 (f)(g)	1,820,032	1,867,632
Series 2010-95 Class ZC, 5% 9/25/40	2,067,620	2,320,706
Series 2011-39 Class ZA, 6% 11/25/32	155,724	175,728
Series 2011-4 Class PZ, 5% 2/25/41	317,549	345,149
Series 2011-67 Class AI, 4% 7/25/26 (k)	240,597	10,199
Series 2011-83 Class DI, 6% 9/25/26 (k)	5,711	96
Series 2012-100 Class WI, 3% 9/25/27 (k)	560,902	38,221
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.558% 12/25/30 (f)(k)(l)	108,018	5,252
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.458% 6/25/41 (f)(k)(l)	93,728	3,511
Series 2013-133 Class IB, 3% 4/25/32 (k)	242,042	8,366
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.958% 1/25/44 (f)(k)(l)	156,568	29,402
Series 2013-51 Class GI, 3% 10/25/32 (k)	180,389	12,690
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.628% 6/25/35 (f)(k)(l)	180,247	31,276
Series 2015-42 Class IL, 6% 6/25/45 (k)	956,365	181,227
Series 2015-70 Class JC, 3% 10/25/45	1,067,439	1,119,141
Series 2017-30 Class AI, 5.5% 5/25/47 (k)	511,461	98,521
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 6.108% 10/25/47 (f)(k)(l)	4,314,795	688,934
Series 2018-45 Class GI, 4% 6/25/48 (k)	6,267,660	756,923
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (k)	34,234	6,085
Series 343 Class 16, 5.5% 5/25/34 (k)	29,602	4,784
Series 348 Class 14, 6.5% 8/25/34 (f)(k)	21,726	4,700
Series 351:
Class 12, 5.5% 4/25/34 (f)(k)	15,034	2,704
Class 13, 6% 3/25/34 (k)	19,177	3,457
Series 359 Class 19, 6% 7/25/35 (f)(k)	12,912	2,561
Series 384 Class 6, 5% 7/25/37 (k)	134,379	23,330
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.8893% 1/15/32 (f)(g)	3,064	3,119
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 0.9893% 3/15/32 (f)(g)	4,152	4,240
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.0893% 3/15/32 (f)(g)	4,131	4,221
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 0.9893% 6/15/31 (f)(g)	7,338	7,472
Class FG, 1 month U.S. LIBOR + 0.900% 0.9893% 3/15/32 (f)(g)	2,269	2,312
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 0.4893% 11/15/32 (f)(g)	66,718	67,110
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 0.9893% 2/15/33 (f)(g)	803,344	821,183
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 0.4893% 3/15/34 (f)(g)	1,084,429	1,090,611
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3393% 5/15/37 (f)(g)	171,853	172,388
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	52,307	57,770
Series 2101 Class PD, 6% 11/15/28	24,815	27,403
Series 2121 Class MG, 6% 2/15/29	20,691	22,819
Series 2131 Class BG, 6% 3/15/29	155,591	171,993
Series 2137 Class PG, 6% 3/15/29	25,060	27,734
Series 2154 Class PT, 6% 5/15/29	41,081	45,457
Series 2162 Class PH, 6% 6/15/29	8,447	9,288
Series 2520 Class BE, 6% 11/15/32	61,977	70,337
Series 2693 Class MD, 5.5% 10/15/33	149,835	162,842
Series 2802 Class OB, 6% 5/15/34	164,561	182,343
Series 2996 Class MK, 5.5% 6/15/35	47,675	52,886
Series 3002 Class NE, 5% 7/15/35	161,428	178,255
Series 3110 Class OP 9/15/35 (m)	59,634	57,311
Series 3119 Class PO 2/15/36 (m)	154,261	140,249
Series 3121 Class KO 3/15/36 (m)	28,027	25,716
Series 3123 Class LO 3/15/36 (m)	87,714	79,925
Series 3145 Class GO 4/15/36 (m)	90,527	82,833
Series 3189 Class PD, 6% 7/15/36	138,848	159,468
Series 3225 Class EO 10/15/36 (m)	46,606	42,026
Series 3258 Class PM, 5.5% 12/15/36	59,799	67,626
Series 3415 Class PC, 5% 12/15/37	459,647	505,516
Series 3786 Class HI, 4% 3/15/38 (k)	8,492	9
Series 3806 Class UP, 4.5% 2/15/41	278,089	291,902
Series 3832 Class PE, 5% 3/15/41	654,579	723,701
Series 3857 Class ZP, 5% 5/15/41	2,867,270	3,273,925
Series 4135 Class AB, 1.75% 6/15/42	628,678	636,247
Series 4765 Class PE, 3% 12/15/41	157,247	158,113
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	96,552	104,849
Series 2004-2862 Class NE, 5% 9/15/24	361,548	372,640
Series 2135 Class JE, 6% 3/15/29	10,248	11,241
Series 2145 Class MZ, 6.5% 4/15/29	148,132	162,241
Series 2274 Class ZM, 6.5% 1/15/31	15,216	16,590
Series 2281 Class ZB, 6% 3/15/30	29,858	32,821
Series 2303 Class ZV, 6% 4/15/31	87,996	97,787
Series 2357 Class ZB, 6.5% 9/15/31	233,407	265,209
Series 2502 Class ZC, 6% 9/15/32	28,478	32,271
Series 2519 Class ZD, 5.5% 11/15/32	40,696	45,557
Series 2546 Class MJ, 5.5% 3/15/23	5,315	5,454
Series 2601 Class TB, 5.5% 4/15/23	2,763	2,839
Series 2877 Class ZD, 5% 10/15/34	2,936,016	3,131,392
Series 2998 Class LY, 5.5% 7/15/25	59,175	63,366
Series 3007 Class EW, 5.5% 7/15/25	158,209	168,260
Series 3745 Class KV, 4.5% 12/15/26	1,254,115	1,259,537
Series 3871 Class KB, 5.5% 6/15/41	776,031	888,650
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.5108% 2/15/36 (f)(k)(l)	42,990	7,579
Series 2013-4281 Class AI, 4% 12/15/28 (k)	251,627	9,355
Series 2017-4683 Class LM, 3% 5/15/47	1,348,415	1,408,918
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 6.1108% 8/15/47 (f)(k)(l)	2,333,127	331,060
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.2199% 8/15/24 (f)(l)	15	16
Class SD, 86.400% - 1 month U.S. LIBOR 85.2897% 8/15/24 (f)(l)	19	21
Series 2933 Class ZM, 5.75% 2/15/35	638,189	719,304
Series 2935 Class ZK, 5.5% 2/15/35	543,736	614,940
Series 2947 Class XZ, 6% 3/15/35	257,219	294,452
Series 2996 Class ZD, 5.5% 6/15/35	426,731	484,176
Series 3237 Class C, 5.5% 11/15/36	631,291	705,839
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5708% 11/15/36 (f)(k)(l)	192,356	41,472
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6608% 3/15/37 (f)(k)(l)	291,191	68,410
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6708% 4/15/37 (f)(k)(l)	407,759	89,034
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4908% 6/15/37 (f)(k)(l)	149,960	27,597
Series 3843 Class PZ, 5% 4/15/41	2,877,226	3,281,893
Series 3949 Class MK, 4.5% 10/15/34	116,646	126,905
Series 4055 Class BI, 3.5% 5/15/31 (k)	278,349	11,711
Series 4149 Class IO, 3% 1/15/33 (k)	92,447	8,289
Series 4314 Class AI, 5% 3/15/34 (k)	93,483	4,994
Series 4427 Class LI, 3.5% 2/15/34 (k)	594,414	45,362
Series 4471 Class PA 4% 12/15/40	618,461	655,582
target amortization class Series 2156 Class TC, 6.25% 5/15/29	24,437	26,054
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 0.9903% 2/15/24 (f)(g)	5,352	5,374
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	16,987	18,667
Series 2056 Class Z, 6% 5/15/28	45,460	50,114
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 4341 Class ML, 3.5% 11/15/31	2,894,092	3,036,552
Series 4386 Class AZ, 4.5% 11/15/40	1,313,677	1,445,932
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	558,777	597,868
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.6009% 6/16/37 (f)(k)(l)	81,448	16,752
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 0.5911% 7/20/37 (f)(g)	563,285	572,060
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.5711% 1/20/38 (f)(g)	145,842	147,970
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 0.9511% 8/20/38 (f)(g)	818,988	836,486
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 0.9911% 9/20/38 (f)(g)	653,712	668,533
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.6891% 11/16/39 (f)(g)	680,191	691,854
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 0.6191% 12/16/39 (f)(g)	449,850	457,579
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6378% 3/20/60 (f)(g)(i)	1,066,817	1,070,457
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4178% 7/20/60 (f)(g)(i)	6,611,005	6,605,742
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.3753% 9/20/60 (f)(g)(i)	7,404,731	7,393,671
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.3753% 8/20/60 (f)(g)(i)	6,953,962	6,944,125
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4553% 12/20/60 (f)(g)(i)	3,144,277	3,145,387
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.5753% 12/20/60 (f)(g)(i)	3,628,409	3,638,167
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.5753% 2/20/61 (f)(g)(i)	4,132,938	4,142,650
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.5653% 2/20/61 (f)(g)(i)	5,933,460	5,945,986
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.5753% 4/20/61 (f)(g)(i)	2,976,097	2,984,617
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.5753% 5/20/61 (f)(g)(i)	4,807,709	4,820,603
Class FC, 1 month U.S. LIBOR + 0.500% 0.5753% 5/20/61 (f)(g)(i)	3,599,892	3,610,116
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6053% 6/20/61 (f)(g)(i)	4,295,655	4,309,342
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6253% 9/20/61 (f)(g)(i)	1,384,317	1,389,543
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.6753% 10/20/61 (f)(g)(i)	4,667,093	4,688,720
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 0.4911% 8/20/42 (f)(g)	632,687	637,787
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.7753% 11/20/61 (f)(g)(i)	4,527,929	4,558,004
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.7753% 1/20/62 (f)(g)(i)	2,868,053	2,885,792
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7053% 1/20/62 (f)(g)(i)	4,059,835	4,081,067
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7053% 3/20/62 (f)(g)(i)	2,592,000	2,604,861
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7253% 5/20/61 (f)(g)(i)	33,899	34,132
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.5953% 10/20/62 (f)(g)(i)	42,921	43,047
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.4353% 3/20/63 (f)(g)(i)	52,234	52,228
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 0.6753% 8/20/63 (f)(g)(i)	419,760	420,945
Class FD, 1 month U.S. LIBOR + 0.600% 0.6753% 8/20/63 (f)(g)(i)	908,225	910,422
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.6753% 1/20/64 (f)(g)(i)	437,142	438,863
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.6753% 12/20/63 (f)(g)(i)	1,830,450	1,837,347
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.5753% 6/20/64 (f)(g)(i)	1,213,706	1,216,881
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.3753% 3/20/65 (f)(g)(i)	5,272	5,265
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.3553% 5/20/63 (f)(g)(i)	91,244	91,052
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.2753% 4/20/63 (f)(g)(i)	60,222	60,025
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.4753% 12/20/62 (f)(g)(i)	29,151	29,181
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3411% 10/20/47 (f)(g)	4,666,858	4,672,520
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.4411% 11/20/48 (f)(g)	2,223,581	2,238,874
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.3911% 5/20/48 (f)(g)	4,478,677	4,491,770
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.3911% 6/20/48 (f)(g)	5,806,070	5,811,591
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.3911% 6/20/48 (f)(g)	1,285,837	1,291,742
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.5411% 9/20/49 (f)(g)	12,933,798	13,064,170
Series 2019-128 Class FG, 1 month U.S. LIBOR + 0.450% 0.5411% 10/20/49 (f)(g)	7,514,304	7,604,508
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.5411% 8/20/49 (f)(g)	16,377,697	16,522,430
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.8177% 12/20/40 (f)(l)	809,618	923,003
Series 2010-31 Class BP, 5% 3/20/40	3,487,889	3,833,648
Series 2011-136 Class WI, 4.5% 5/20/40 (k)	323,394	20,572
Series 2011-68 Class EC, 3.5% 4/20/41	378,965	396,015
Series 2016-69 Class WA, 3% 2/20/46	676,333	706,752
Series 2017-134 Class BA, 2.5% 11/20/46	936,852	969,212
Series 2017-153 Class GA, 3% 9/20/47	1,834,633	1,916,424
Series 2017-182 Class KA, 3% 10/20/47	1,508,185	1,575,511
Series 2018-13 Class Q, 3% 4/20/47	2,000,324	2,070,270
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	232,481	247,653
Series 2010-160 Class DY, 4% 12/20/40	1,662,699	1,774,531
Series 2010-170 Class B, 4% 12/20/40	373,184	398,366
Series 2011-69 Class GX, 4.5% 5/16/40	5,836,389	6,010,396
Series 2013-H06 Class HA, 1.65% 1/20/63 (i)	35,471	35,598
Series 2013-H26 Class HA, 3.5% 9/20/63 (i)	7,342	7,396
Series 2014-H04 Class HA, 2.75% 2/20/64 (i)	6,025,428	6,140,460
Series 2014-H12 Class KA, 2.75% 5/20/64 (i)	2,534,207	2,563,050
Series 2017-139 Class BA, 3% 9/20/47	3,271,003	3,435,469
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)	7,829,860	8,125,987
Series 2004-22 Class M1, 5.5% 4/20/34	761,093	986,297
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.4109% 5/16/34 (f)(k)(l)	47,455	8,347
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.1109% 8/17/34 (f)(k)(l)	46,624	9,927
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.6652% 6/16/37 (f)(l)	6,701	11,431
Series 2010-116 Class QB, 4% 9/16/40	131,621	140,843
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8609% 2/16/40 (f)(k)(l)	320,103	49,135
Series 2010-169 Class Z, 4.5% 12/20/40	4,047,497	4,304,218
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4178% 5/20/60 (f)(g)(i)	457,599	457,230
Series 2010-H16 Class BA, 3.55% 7/20/60 (i)	623,616	648,710
Series 2010-H18 Class PL, 5.01% 9/20/60 (f)(i)	73,947	78,616
Series 2010-H28 Class KA, 3.75% 12/20/60 (i)	1,140	1,115
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 6.0089% 7/20/41 (f)(k)(l)	155,197	28,417
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.6109% 6/16/42 (f)(k)(l)	175,506	34,238
Series 2013-124 Class ES, 8.667% - 1 month U.S. LIBOR 8.5452% 4/20/39 (f)(l)	163,531	166,189
Series 2013-149 Class MA, 2.5% 5/20/40	1,637,526	1,669,694
Series 2013-H01 Class FA, 1.65% 1/20/63 (i)	4,272	4,308
Series 2013-H04 Class BA, 1.65% 2/20/63 (i)	10,749	10,861
Series 2013-H07 Class JA, 1.75% 3/20/63 (i)	126,425	126,553
Series 2013-H08 Class MA, 3% 3/20/63 (i)	37,783	38,071
Series 2014-2 Class BA, 3% 1/20/44	3,308,430	3,463,933
Series 2014-21 Class HA, 3% 2/20/44	1,231,350	1,288,772
Series 2014-25 Class HC, 3% 2/20/44	2,109,658	2,191,925
Series 2014-5 Class A, 3% 1/20/44	1,865,751	1,935,572
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	17,489	17,941
Series 2015-H30 Class HA, 1.75% 9/20/62 (f)(i)	484,817	489,035
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.59% 5/20/66 (f)(g)(i)	12,542,228	12,465,751
Series 2017-186 Class HK, 3% 11/16/45	1,769,058	1,846,457
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.44% 8/20/66 (f)(g)(i)	14,432,810	14,304,080
Series 2090-118 Class XZ, 5% 12/20/39	12,778,002	14,275,726
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.108% 5/20/65 (f)(i)	125,592	131,673

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $304,363,975)		301,466,903

Commercial Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
Freddie Mac floater:
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (f)(g)	9,200,000	9,191,733
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (f)(g)	7,499,349	7,492,528
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2777% 4/25/31 (f)(g)	6,800,000	6,800,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,499,349)		23,484,261

Money Market Funds - 24.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (n)	487,192,007	487,289,445
Fidelity Securities Lending Cash Central Fund 0.07% (n)(o)	18,086,541	18,088,350
TOTAL MONEY MARKET FUNDS (Cost $505,377,642)		505,377,795

TOTAL INVESTMENT IN SECURITIES - 145.1% (Cost $2,988,818,608)	3,000,787,691
NET OTHER ASSETS (LIABILITIES) - (45.1)%	(932,107,808)
NET ASSETS - 100.0%	2,068,679,883

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
3.5% 12/1/51	(3,750,000)	(3,916,246)
3.5% 12/1/51	(3,650,000)	(3,811,813)
3.5% 12/1/51	(3,700,000)	(3,864,030)
3.5% 12/1/51	(4,650,000)	(4,856,145)

TOTAL GINNIE MAE		(16,448,234)

Uniform Mortgage Backed Securities
2% 12/1/51	(2,500,000)	(2,502,261)
2% 12/1/51	(30,550,000)	(30,577,626)
2% 12/1/51	(30,650,000)	(30,677,717)
2% 12/1/51	(30,650,000)	(30,677,717)
2% 12/1/51	(30,500,000)	(30,527,581)
2% 12/1/51	(50,000)	(50,045)
2% 12/1/51	(2,200,000)	(2,201,989)
2.5% 12/1/51	(3,700,000)	(3,792,500)
2.5% 12/1/51	(14,250,000)	(14,606,250)
2.5% 12/1/51	(7,400,000)	(7,585,000)
2.5% 12/1/51	(9,550,000)	(9,788,750)
2.5% 12/1/51	(14,250,000)	(14,606,250)
2.5% 12/1/51	(9,550,000)	(9,788,750)
2.5% 12/1/51	(15,700,000)	(16,092,500)
2.5% 12/1/51	(6,500,000)	(6,662,500)
2.5% 12/1/51	(8,850,000)	(9,071,250)
2.5% 12/1/51	(350,000)	(358,750)
3% 12/1/51	(3,700,000)	(3,841,351)
3% 12/1/51	(1,550,000)	(1,609,215)
3% 12/1/51	(2,150,000)	(2,232,137)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(227,250,139)

TOTAL TBA SALE COMMITMENTS (Proceeds $242,529,326)		(243,698,373)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1	Mar 2022	130,813	1,951	1,951
CBOT 5-Year U.S. Treasury Note Contracts (United States)	12	Mar 2022	1,456,781	4,945	4,945

TOTAL PURCHASED					6,896

Sold

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	284	Mar 2022	62,120,563	(33,858)	(33,858)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	366	Mar 2022	59,337,750	(989,292)	(989,292)

TOTAL SOLD					(1,023,150)

TOTAL FUTURES CONTRACTS					(1,016,254)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
The notional amount of futures sold as a percentage of Net Assets is 5.9%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
1.25%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2026	47,942,000	(833,499)	0	(833,499)
1.75%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2031	16,534,000	(253,146)	0	(253,146)
2%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2051	3,424,000	19,534	0	19,534
TOTAL INTEREST RATE SWAPS							(1,067,111)	0	(1,067,111)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,411,991.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,098,986.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,886,988.

(e)	Security or a portion of the security is on loan at period end.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,801,223 or 0.1% of net assets.

(k)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(l)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(m)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	440,051,731	245,071,588	197,833,874	72,264	-	-	487,289,445	0.8%
Fidelity Securities Lending Cash Central Fund 0.07%	-	61,598,753	43,510,403	3,119	-	-	18,088,350	0.1%
Total	440,051,731	306,670,341	241,344,277	75,383	-	-	505,377,795

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers who make markets in asset backed securities, collateralized mortgage obligations, and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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